Reit Conversion - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Real Estate Properties [Line Items]
Sales price of management rights and intellectual property	$ 210,000,000
Purchase price to the Management Rights	190,000,000
Purchase price IP Rights	20,000,000
Term of management rights for income amortization				65 years
REIT conversion costs		5,420,000	3,375,000	20,412,000	6,428,000
Estimated one time costs related to REIT conversion		25,700,000		25,700,000
Estimated federal income taxes associated with transaction minimum		5,000,000		5,000,000
Estimated federal income taxes associated with transaction maximum		7,000,000		7,000,000
REIT Conversion [Member]
Real Estate Properties [Line Items]
REIT conversion costs		5,400,000		20,400,000
Employment severance and retention costs		(2,700,000)		(13,900,000)
Professional fees		(900,000)	(3,400,000)	(2,000,000)	(6,400,000)
Various other transition costs		$ (1,800,000)		$ (4,500,000)